Note 23 - Revenue From External Customers and Long-Lived Assets, By Geographical Areas (Details) - USD ($) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Sep. 03, 2013		Sep. 01, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant & equipment, net				$ 394		$ 501
Successor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue		$ 782		1,709	[1]	2,046	[1]	$ 782	[1]
Property, plant & equipment, net		684		394		501		684		$ 727		$ 727
Predecessor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]		$ 1,508
Property, plant & equipment, net			507							$ 507	[2]
UNITED STATES | Successor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]			588		728		237
Property, plant & equipment, net		378		199		253		378
UNITED STATES | Predecessor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]		509
EMEA [Member] | Successor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]			569		698		270
Property, plant & equipment, net		91		43		66		91
EMEA [Member] | Predecessor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]		528
Asia Pacific [Member] | Successor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]			376		433		200
Property, plant & equipment, net		83		74		72		83
Asia Pacific [Member] | Predecessor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]		322
Canada and Latin America [Member] | Successor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]			176		187		75
Property, plant & equipment, net		132		78		110		132
Canada and Latin America [Member] | Predecessor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]		149
Non-US [Member] | Successor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]			1,121		1,318		545
Property, plant & equipment, net	[3]	$ 306		$ 195		$ 248		$ 306
Non-US [Member] | Predecessor [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Sales revenue	[1]		$ 999

[1]	Sales are reported in the geographic area in which they originate. No non-U.S. country generated more than 10% of net sales in the years ended December 31, 2015 and December 31, 2014, four months ended December 31, 2013 or eight months ended August 31, 2013.
[2]	On the Effective Date, Kodak completed the sale of substantially all of its assets constituting the Personalized Imaging and Document Imaging businesses to KPP Holdco Limited. This transaction has been reflected in the Predecessor Company period. Refer to Note 27, “Discontinued Operations” for additional information.
[3]	Of the total non U.S. property, plant and equipment in 2015, $64 million are located in Brazil and $58 million are located in China. Of the total non U.S. property, plant and equipment in 2014, $95 million are located in Brazil and $56 million are located in China. Of the total non U.S. property, plant and equipment in 2013, $113 million are located in Brazil. No other non U.S. country had greater than 10% of property, plant and equipment in 2015, 2014 or 2013.